Other Income/Expenses - Summary of Finance Costs (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Costs [abstract]
Interest on loans and borrowings	₽ (35,556)	₽ (40,298)	₽ (44,164)
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	(858)	(1,086)	(5,538)
Finance charges payable under finance leases	(1,104)	(1,230)	(1,500)
Fines and penalties on overdue finance leases	(10)	(75)	(475)
Total finance costs related to loans, borrowings and finance leases	(37,528)	(42,689)	(51,677)
Interest expenses under pension liabilities	(279)	(314)	(368)
Unwinding of discounting of financial instruments	(3,916)	(4,179)	(1,956)
Remeasurement of fair value of financial instruments	(27)	(117)
Unwinding of discount on provisions	(302)	(311)	(239)
Total	₽ (42,052)	₽ (47,610)	₽ (54,240)